FAIR VALUE MEASUREMENTS, FINTECH ACQUISITION CORP. II, Assets Measured at Fair Value on Recurring Basis (FY) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Cash and marketable securities held in Trust Account	$ 176,418,186	$ 175,883,186	$ 0
Level 1 [Member]
Assets [Abstract]
Cash and marketable securities held in Trust Account		$ 175,883,186	$ 0